Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of comprehensive income
Consolidated net income	€ 2,617	€ 778	€ 5,055
Other comprehensive income [abstract]
Remeasurements of the net defined benefit liability	176	59	(13)
Assets at fair value	(116)	9	94
Income tax relating to items that will not be reclassified	(47)	(14)	1
Share of other comprehensive income in associates and joint ventures that will not be reclassified		(4)
Items that will not be reclassified to profit or loss (a)	13	51	82
Assets at fair value	4	1	1
Cash flow hedges	295	317	22
Translation adjustment gains and losses	(374)	200	(414)
Income tax relating to items that are or may be reclassified	(70)	(84)	(10)
Share of other comprehensive income in associates and joint ventures that are or may be reclassified	51	5
Items that are or may be reclassified subsequently to profit or loss (b)	(93)	439	(401)
Other consolidated comprehensive income (a) + (b)	(80)	490	(319)
Consolidated comprehensive income	2,537	1,267	4,736
Comprehensive income attributable to [abstract]
Comprehensive income attributable to the owners of the parent company	2,050	687	4,578
Comprehensive income attributable to non-controlling interests	€ 487	€ 580	€ 158